REVENUE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 127,182	$ 108,652	$ 76,507
Cost Per Acquisition
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	43.00%	58.00%	59.00%
Revenue Share
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	23.00%	13.00%	14.00%
Hybrid
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	34.00%	29.00%	27.00%
Top Ten Customers
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	32.00%	48.00%	50.00%
Largest customer
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues		16.00%